Deferred Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Retirement benefits	$ 614,127	$ 550,034
Other liabilities and reserves	127,838	128,848
Long-term contracts	49,929	46,006
Stock-based incentive compensation	66,015	64,267
Loss carryforwards	316,994	340,676
Unrealized currency exchange gains	(17,218)
Unrealized currency exchange losses		25,182
Inventory	16,659	18,668
Foreign tax credit carryforward	29,965	51,875
Depreciation and amortization	(531,258)	(571,107)
Valuation allowance	(330,006)	(348,837)
Net deferred tax asset	343,045	305,612
Change in net deferred tax asset:
Provision for deferred tax	(18,865)	74,139	$ 1,368
Items of other comprehensive (loss) income	57,523	(49,882)
Acquisitions and other	(1,225)	6,539
Total change in net deferred tax	$ 37,433	$ 30,796